Variable Interest Entity (VIE) - Supplementary cash flow information relating to the VIE (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Proceeds from long-term loans	$ 0.0	$ 50.0
Long term loans netted-down with related party balances	0.0	(50.0)
Dividend to non-controlling interests in VIE	$ (7.3)	$ (42.1)